Warranty Liability - Disclosure of warranty liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Warranty Provision Abstract
Opening balance	$ 949,751	$ 695,147
Warranty additions	456,779	311,863
Warranty disbursements	(278,726)	(64,871)
Warranty expiry	(85,251)	0
Foreign exchange translation	430	7,612
Total	1,042,983	949,751
Current portion	313,517	101,294
Long term portion	729,466	848,457
Total	$ 1,042,983	$ 949,751